PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 875,527	$ 751,862	$ 539,873
Less: Accumulated depreciation	413,381	376,635	241,513
Property and equipment, net	462,146	375,227	298,360
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	51,323	51,322	24,244
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	571,863	544,858	474,049
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	20,482	18,782	4,061
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 231,859	$ 136,900	$ 37,519